Net debt Derivatives on Balance Sheet (Details) - GBP (£) £ in Millions	Sep. 30, 2018	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	£ 1,348	£ 1,724
Derivative financial liabilities	(1,135)	(1,061)
Financing derivatives	213	663
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	1,247	1,545
Derivative financial liabilities	(1,022)	(945)
Financing derivatives	225	600
Commodity Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	101	69
Derivative financial liabilities	(113)	(116)
Financing derivatives	(12)	(47)
Put/Call Option Derivatives - FAA [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	£ 87	110
Financing derivatives		£ 110